RESTRUCTURING AND IMPAIRMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment [Line Items]
Impairment of intangible assets	$ 393	$ 858	$ 143
Impairment of Intangible Assets, Finite-lived	227	233
ImpairmentOfIntangibleAssetsIndefinitelivedExcludingGoodwill	166	625
Non Current Investments Impairment	70	23
Impairment charge during the year on property, plant and equipment	61	190
Impairment Restructuring And Others [Abstract]
Impairment of long-lived assets	524	1,071	201
Contingent Consideration	36	(40)	0
Merger And Acquisition Costs	27	7	37
Restructuring expenses	201	221	192
Impairment And Restructuring	788	1,259	430
Restructuring Reserve [Roll Forward]
Charges made	201	221	192
Charges made	201	221	192
Nuvigil [Member]
Impairment [Line Items]
ImpairmentOfIntangibleAssetsIndefinitelivedExcludingGoodwill	99
Zoely [Member]
Impairment [Line Items]
ImpairmentOfIntangibleAssetsIndefinitelivedExcludingGoodwill	54
Cenestin [Member]
Impairment [Line Items]
Impairment of Intangible Assets, Finite-lived	23
Europe [Member]
Impairment [Line Items]
Impairment of Intangible Assets, Finite-lived	41
Mediwound [Member]
Impairment [Line Items]
Non Current Investments Impairment	25
Andromeda [Member]
Impairment [Line Items]
Non Current Investments Impairment	15
currentMarketAndSupplyChainConditions [Member]
Impairment [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 112